SECURITIES AND EXCHANGE COMMISSION

Washington, D. C.  20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

☐

Pre-Effective Amendment No.

☐

Post-Effective Amendment No.

  207

☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT

☐

OF 1940

Amendment No.

208

☒

(Check appropriate box or boxes.)

Mutual Fund Series Trust - File Nos. 333-132541 and 811-21872

(Exact Name of Registrant as Specified in Charter)

17605 Wright Street, Omaha, Nebraska 68130

(Address of Principal Executive Offices)                (Zip Code)

Registrant’s Telephone Number, including Area Code:   (402) 895-1600

CT CORPORATION SYSTEM

1300 EAST NINTH STREET

CLEVELAND, OH 44114

(Name and Address of Agent for Service)

With copy to:

JoAnn M. Strasser, Thompson Hine LLP

41 South High Street, Suite 1700, Columbus, Ohio 43215

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective:

immediately upon filing pursuant to paragraph (b)

☒  on  January 30, 2015 pursuant to paragraph (b)

☐  60 days after filing pursuant to paragraph (a)(1)

☐ on (date) pursuant to paragraph (a)(1)

☐75 days after filing pursuant to paragraph (a)(2)

☐ on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☒ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

Parts A, B and C filed in Post-Effective Amendment No. 185 to the Registration Statement of Mutual Fund Series Trust on behalf of Catalyst/Princeton Credit Opportunity Fund as filed with the Securities and Exchange Commission pursuant to Rule 485(a) under the Securities Act of 1933 on October 21, 2014 (Accession Number 0000910472-14-004629), are herein incorporated by reference. This filing is being made pursuant to Rule 485(b)(1)(iii) under the Securities Act of 1933 to extend the effectiveness of the Registration Statement until January 30, 2014.

SIGNATURES

Pursuant to the requirements of the Securities Act and Investment Company Act, the Fund certifies that it meets all of the requirement for effectiveness of this registration statement under rule 485(b) under the Securities Act and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Charlotte, State of North Carolina, on the 15th day of January, 2015.

Mutual Fund Series Trust

By:

/s/ JoAnn Strasser

JoAnn Strasser

Attorney-in-Fact

Pursuant to the requirements of the Securities Act, this registration statement has been signed below by the following persons in the capacities indicated.

Dr. Bert Pariser*, Trustee

January 15, 2015

Tobias Caldwell*, Trustee

January 15, 2015

Jerry Szilagyi*, Trustee/President/Principal Executive Officer

January 15, 2015

Erik  Naviloff*, Treasurer/Principal Financial Officer

January 15, 2015

Tiberiu Weisz*, Trustee

January 15, 2015

*By:

/s/ JoAnn Strasser

JoAnn Strasser

Attorney-in-Fact